UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

Tax-Free Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 97.60%				$449,349,564

(Cost $414,803,486)

Alabama 0.46%				2,100,960

Birmingham Special Care Facilities Financing Authority
Childrens Hospital	6.125	06/01/34	$2,000,000	2,100,960

Arizona 0.47%				2,140,552

Arizona Health Facilities Authority
Phoenix Memorial Hospital (H)	8.200	06/01/21	2,150,000	22
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,129,060
Phoenix Civic Improvement Corp., Series B
Civic Plaza, (Zero Coupon steps up to 5.500% on 7-1-13)
(D)	Zero	07/01/28	1,000,000	1,011,470

California 16.32%				75,138,514

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/25	5,000,000	2,111,900
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A	Zero	01/01/19	30,000,000	25,776,296
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	2,810,450
Madera County Certificates of Participation
Valley Children's Hospital (D)	6.500	03/15/15	10,870,000	11,613,943
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	7,205,000	7,566,835
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,694,650
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	24,660
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/14	5,000,000	4,923,700
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/17	4,900,000	4,546,220
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/20	2,000,000	1,639,420
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	9,223,900
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	2,000,000	2,206,540

Colorado 3.53%				16,254,323

City of Colorado Springs
Series A	5.000	11/15/33	2,000,000	2,131,580
Colorado Springs Utilities Revenue
Series C	5.250	11/15/42	2,825,000	3,005,800
Denver, Colorado City & County Airport Revenue
Series A	5.250	11/15/36	5,250,000	5,513,603
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	3,500,000	3,611,720
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	1,991,620

1

Tax-Free Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Connecticut 0.69%				$3,171,870

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	$3,000,000	3,171,870

District of Columbia 3.41%				15,704,870

District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/33	5,000,000	4,993,600
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series A	5.250	10/01/44	4,500,000	4,615,965
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)	Zero	10/01/33	6,565,000	1,697,381
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)	Zero	10/01/35	6,470,000	1,469,596
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)	Zero	10/01/36	7,250,000	1,511,335
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon Steps up
to 6.500% on 10-1-16) (D)	Zero	10/01/41	1,750,000	1,416,993

Florida 5.06%				23,281,306

Bonnet Creek Resort Community Development District	7.250	05/01/18	1,000,000	962,160
Bonnet Creek Resort Community Development District	7.375	05/01/34	1,500,000	1,367,535
Capital Projects Finance Authority
College & University Revenue, Series G	9.125	10/01/11	690,000	602,694
Capital Trust Agency Seminole Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950	10/01/33	3,000,000	3,335,730
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	996,790
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	601,035
JEA Electric System Revenue, Series Three - D-2	5.000	10/01/38	7,000,000	7,243,110
Miami-Dade County Aviation Revenue
Miami International Airport, Series A	5.500	10/01/36	700,000	720,664
Orange County School Board
School Improvements, Series A (D)	Zero	08/01/13	5,000,000	4,887,400
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	2,200,000	2,564,188

Georgia 2.53%				11,624,862

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	988,630
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	145,000	167,656
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	150,000	168,867
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Prerefunded to 1-1-14,
Series 2005 (D)	6.500	01/01/17	60,000	68,567
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	905,000	1,048,913
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,765,000	5,524,779
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,639,300

2

Tax-Free Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Georgia (continued)

Monroe County Development Authority
Oglethorpe Power Corp., Series A	6.800	01/01/12	$1,000,000	$1,018,150

Illinois 4.05%				18,649,977

Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	3,944,409
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	3,000,000	3,040,740
City of Chicago IL, Series A	5.750	01/01/39	3,200,000	3,416,384
Illinois Development Finance Authority
Edison Project (D)	5.850	01/15/14	3,000,000	3,273,900
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,643,370
Lake County Community Consolidated School District No: 24
(D)	Zero	01/01/22	2,440,000	1,422,569
Round Lake Lakewood Grove Special Service Area No: 1
Prerefunded to 3-1-13	6.700	03/01/33	979,000	1,078,349
Will County Community Unit School District No: 365 (D)	Zero	11/01/21	1,130,000	830,256

Indiana 0.70%				3,226,470

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,226,470

Kentucky 1.40%				6,429,035

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,057,780
Kentucky Economic Development Finance Authority
Norton Healthcare, Prerefunded to 10-1-13, Series C (D)	6.100	10/01/21	1,770,000	1,993,870
Kentucky Economic Development Finance Authority
Norton Healthcare, Series C (D)	6.100	10/01/21	3,230,000	3,377,385

Louisiana 0.89%				4,101,020

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,570,075
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects, Series A-1	6.500	11/01/35	1,500,000	1,530,945

Massachusetts 9.55%				43,959,129

Commonwealth of Massachusetts, Series C (D)	5.500	12/01/24	8,000,000	10,005,520
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2	Zero	07/01/26	13,595,000	6,939,976
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	2,500,000	2,727,325
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	3,500,000	3,954,580
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series C	5.750	07/01/32	85,000	85,805
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	5,000,000	5,109,050
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	75,000	75,371
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	10,775,000	11,443,158
Metropolitan Boston Transit Parking Corp.	5.250	07/01/36	3,475,000	3,618,344

Michigan 0.25%				1,167,020

Detroit Water Supply System Revenue
Water Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,167,020

3

Tax-Free Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Missouri 0.21%				$969,984

Fenton Tax Increment Revenue
Public Improvements, Prerefunded to 10-1-11	7.000	10/01/21	$955,000	969,984

Nebraska 1.82%				8,373,175

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	4,970,000	4,951,611
Nebraska Public Power District, Series A (D)	5.000	01/01/41	2,000,000	2,031,760
Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	1,200,000	1,389,804

New Hampshire 0.27%				1,264,425

New Hampshire Health & Education Facilities Authority
Exeter Project	6.000	10/01/24	1,250,000	1,264,425

New Jersey 3.99%				18,359,858

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	5,250,000	5,426,715
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	4,000,000	4,412,840
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06/01/39	5,000,000	5,559,650
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,355,000	2,960,653

New York 15.27%				70,296,760

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.000	07/15/30	2,500,000	2,526,000
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	1,014,670
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,212,500
New York City Industrial Development Agency
Liberty 7 World Trade Center, Series A	6.250	03/01/15	2,000,000	2,007,340
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,549,410
New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	5,000,000	5,383,200
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	8,393,840
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	3,725,000	4,021,734
New York City Transitional Finance Authority
Income Tax Revenue, Series A (Zero coupon steps up to
14.000% on 11-1-11)	Zero	11/01/29	5,000,000	4,988,800
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01/15/39	3,000,000	3,174,390
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01/15/34	3,000,000	3,209,580
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	3,000,000	2,932,500
New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,626,850
New York State Dormitory Authority
State University Dormitory	5.000	07/01/35	4,250,000	4,448,050

4

Tax-Free Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	$1,000,000	$1,170,900
Port Authority of New York & New Jersey
144th Construction Project	5.000	10/01/29	3,500,000	3,684,100
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	8,700,000	8,057,505
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	2,000,000	2,026,400
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	4,025,000	4,223,231
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,645,760

Ohio 0.62%				2,872,088

Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	2,325,000	1,812,128
Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,059,960

Oklahoma 1.36%				6,264,640

Grand River Dam Authority, Series A	5.250	06/01/40	4,000,000	4,217,680
Tulsa Airport Improvement Trust, Series A AMT (P)	7.750	06/01/35	2,000,000	2,046,960

Oregon 1.55%				7,157,630

Clackamas County School District No. 12, Series B (D)	5.000	06/15/28	5,630,000	6,071,842
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,100,000	1,085,788

Pennsylvania 2.80%				12,901,337

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	3,500,000	2,938,285
Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	934,220
Carbon County Industrial Development Authority
Panther Creek Partners Project AMT	6.700	05/01/12	600,000	599,544
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	888,520
Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12/01/17	3,250,000	3,252,568
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,288,200

Puerto Rico 3.71%				17,077,310

Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	5,000,000	4,922,450
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,500,000	2,424,000
Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07/01/36	3,000,000	3,316,110
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	4,000,000	3,441,720
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08/01/41	3,000,000	2,973,030

5

Tax-Free Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Rhode Island 0.18%				$821,602

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	$850,000	821,602

South Carolina 3.97%				18,281,150

Richland County
International Paper Company AMT	6.100	04/01/23	3,325,000	3,382,090
South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,499,380
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	8,000,000	8,399,680

South Dakota 1.10%				5,044,500

Educational Enhancement Funding Corp., Series B	6.500	06/01/32	5,000,000	5,044,500

Texas 9.30%				42,833,122

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	1,000,000	1,056,470
Brazos River Authority
TXU Energy Company, Series A AMT	8.250	10/01/30	2,000,000	620,260
City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	4,582,569
Dallas Waterworks & Sewer System Revenue	5.000	10/01/35	5,000,000	5,385,400
Dallas Waterworks & Sewer System Revenue	5.000	10/01/36	5,000,000	5,351,350
Harris County
Highway Revenue Tolls, Series C	5.000	08/15/49	5,000,000	5,125,500
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D)	Zero	09/15/16	900,000	802,845
Lower Colorado River Authority	5.625	05/15/39	4,000,000	4,229,088
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	5,109,400
Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,000,000	1,011,850
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,396,510
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,161,880

Utah 0.12%				562,395

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	500,000	562,395

Washington 0.42%				1,916,670

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,916,670

Wyoming 0.90%				4,165,710

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,196,980
Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	968,730

Other 0.70%				3,237,300

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,237,300

6

Tax-Free Bond Fund
As of 8-31-11 (Unaudited)

Total investments (Cost $414,803,486)† 97.60%	$449,349,564

Other assets and liabilities, net 2.40%	$11,050,090

Total net assets 100.00%	$460,399,654

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Ambac Financial Group, Inc.	3.87%
Assured Guaranty Corp.	1.59%
Assured Guaranty Municipal Corp.	1.80%
CIFG Holding Ltd.	0.49%
Commonwealth Gtd.	0.74%
Financial Guaranty Insurance Corp.	1.27%
National Public Finance Guarantee Corp.	8.95%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $411,750,641. Net unrealized appreciation aggregated $37,598,923, of which $42,843,710 related to appreciated investment securities and $5,244,787 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 8-31-11.

General Obligation Bonds	10%
Revenue Bonds
Transportation	19%
Utilities	18%
Education	9%
Health Care	7%
Tobacco	6%
Water & Sewer	5%
Development	5%
Airport	5%
Pollution	4%
Facilities	2%
Other Revenue	8%
Other	2%

7

John Hancock Tax Free Bond Fund
As of August 31, 2011 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q1 8/11
10/11

John Hancock
MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 97.10%				$245,524,490

(Cost $229,864,991)

Alabama 2.41%				6,093,740

Birmingham Special Care Facilities Financing Authority
Childrens Hospital	6.125	06/01/34	$2,000,000	2,100,960
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	1,901,900
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,090,880

Arizona 2.51%				6,355,420

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,101,880
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,258,120
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	995,420

California 8.72%				22,051,150

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,071,520
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	1,000,000	996,970
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/36	4,000,000	715,960
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A	Zero	01/01/18	7,950,000	7,114,932
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	5,405,000	4,192,118
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	1,590,585
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	2,810,450
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	1,975,000	2,074,185
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,484,430

Colorado 3.08%				7,789,830

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01/01/26	1,000,000	935,500
Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01/01/34	750,000	789,195
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	2,579,800
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	3,500,000	3,485,335

Connecticut 0.61%				1,551,750

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,500,000	1,551,750

Delaware 0.39%				991,380

County of Sussex De	6.000	10/01/40	1,000,000	991,380

1

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

District of Columbia 1.53%				$3,865,104

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A	Zero	10/01/37	$4,000,000	715,200
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B	Zero	10/01/39	4,600,000	720,774
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon Steps up
to 6.500% on 10-1-16) (D)	Zero	10/01/41	3,000,000	2,429,130

Florida 7.61%				19,239,037

Bonnet Creek Resort Community Development District	7.250	05/01/18	1,445,000	1,390,321
Bonnet Creek Resort Community Development District	7.375	05/01/34	1,055,000	961,833
Capital Projects Finance Authority
College & University Revenue, Series G	9.125	10/01/11	755,000	659,470
Capital Trust Agency
Seminole Tribe Convention, Prerefunded to 10-1-12, Series
A (S)	8.950	10/01/33	1,000,000	1,111,910
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	996,790
Heritage Harbour North Community Development District	6.375	05/01/38	1,245,000	1,032,566
Live Oak Community Development District No: 1, Series A	6.300	05/01/34	1,000,000	1,020,090
Miami Beach Health Facilities Authority
Mt. Sinai Medical Center, Series A	6.125	11/15/11	200,000	200,658
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	1,846,700
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	550,000	509,262
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	864,610
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,137,640
Poinciana Community Development District
Sewer Improvements, Series A	7.125	05/01/31	1,160,000	1,159,861
South Kendall Community Development District, Series A	5.900	05/01/35	915,000	866,972
Tolomato Community Development District	6.650	05/01/40	1,000,000	611,920
Tolomato Community Development District No: 8	6.450	05/01/23	1,000,000	663,620
Village Community Development District No 8	6.125	05/01/39	1,000,000	992,650
Village Community Development District	6.375	05/01/38	865,000	884,419
Village Community Development District No: 5, Series A	6.500	05/01/33	1,290,000	1,327,745

Georgia 7.40%				18,698,761

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,500,000	1,482,945
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,768,297
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/28	1,000,000	1,116,700
Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06/01/35	1,000,000	1,069,120
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,146,079
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,476,720
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,638,900

Guam 0.81%				2,058,580

Guam Government, Series A	7.000	11/15/39	2,000,000	2,058,580

2

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Hawaii 0.44%				$1,111,850

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	$1,000,000	1,111,850

Illinois 3.29%				8,326,865

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	2,027,160
Cook County
Navistar International, Recovery Zone Facility	6.500	10/15/40	1,000,000	1,001,950
Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08/15/26	1,000,000	1,002,500
Illinois Finance Authority
Navistar International Recover Facility	6.500	10/15/40	2,100,000	2,104,095
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,191,160

Indiana 0.76%				1,908,211

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,272,275
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	216,492
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	419,444

Iowa 0.40%				1,017,630

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,017,630

Kansas 1.04%				2,622,105

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B	Zero	06/01/21	4,500,000	2,622,105

Kentucky 1.22%				3,080,040

Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03/01/45	2,000,000	2,038,460
Owen County Kentucky Waterworks System Revenue
Amern Water Company Project, Series A	6.250	06/01/39	1,000,000	1,041,580

Louisiana 2.96%				7,493,550

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,084,090
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11/01/35	2,000,000	2,041,260
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,500,000	2,368,200

Maryland 1.34%				3,383,210

Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	1,013,770
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,369,440

Massachusetts 2.80%				7,079,386

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	972,480
Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	1,700,000	1,701,071

3

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	$2,500,000	$2,824,700
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,500,000	1,581,135

Michigan 0.44%				1,117,430

Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,117,430

Minnesota 0.79%				1,992,830

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,003,980
St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	988,850

Mississippi 0.39%				997,530

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	997,530

Missouri 0.34%				858,152

St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07/01/34	800,000	858,152

Nevada 0.33%				833,250

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	833,250

New Hampshire 1.01%				2,541,145

New Hampshire Business Finance Authority
Public Service Company Project, Series B AMT (D)	4.750	05/01/21	1,500,000	1,518,645
New Hampshire Business Finance Authority
The United Illuminating Company, Series A AMT (P)	6.875	12/01/29	1,000,000	1,022,500

New Jersey 3.08%				7,787,662

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.250	09/15/29	1,300,000	1,210,222
New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.625	09/15/12	2,460,000	2,489,348
New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12/01/32	1,000,000	1,158,190
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	1,000,000	1,103,210
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	2,070,000	1,826,692

New York 9.60%				24,278,096

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	2,500,000	2,551,725
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	3,350,000	3,249,500
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,734,050
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,631,719
New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08/01/16	2,000,000	2,034,200

4

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

New York City Industrial Development Agency
Liberty 7 World Trade Center, Series A	6.250	03/01/15	$1,500,000	$1,505,505
New York Liberty Development Corp.	5.625	07/15/47	2,100,000	2,117,262
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	3,500,000	3,421,250
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	555,000	514,013
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,460,000	4,518,872

North Carolina 0.47%				1,192,140

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,192,140

Ohio 3.76%				9,505,583

Buckeye Tobacco Settlement Financing Authority, Series A-2	5.875	06/01/30	4,500,000	3,384,360
Buckeye Tobacco Settlement Financing Authority, Series A-2	5.125	06/01/24	2,865,000	2,233,010
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,178,253
Hickory Chase Community Authority
Hickory Chase Project	7.000	12/01/38	1,000,000	650,000
Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,059,960

Oklahoma 0.92%				2,320,518

Tulsa Airport Improvement Trust, Series A AMT (P)	7.750	06/01/35	1,000,000	1,023,480
Tulsa Municipal Airport Trust
American Airlines Project	6.250	06/01/20	1,375,000	1,297,038

Oregon 0.62%				1,567,363

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,105,000	1,090,723
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	476,640

Pennsylvania 5.22%				13,200,755

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	1,000,000	839,510
Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	1,000,000	1,025,420
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,000,000	1,041,330
Pennsylvania Economic Development Financing Authority
Allegheny Energy Supply Company	7.000	07/15/39	2,500,000	2,674,025
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	1,048,140
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero Coupon Steps up
to 6.375% on 12-1-17)	Zero	12/01/38	5,000,000	3,678,250
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	888,520
Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08/01/40	2,000,000	2,005,560

5

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Puerto Rico 5.73%				$14,487,913

Commonwealth of Puerto Rico, Series B	6.500	07/01/37	$2,000,000	2,110,100
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,500,000	1,655,190
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07/01/38	1,000,000	1,002,400
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	1,196,863
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07/01/38	1,000,000	1,002,170
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	3,000,000	2,908,800
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	Zero	08/01/33	5,000,000	1,265,050
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)	Zero	08/01/41	5,000,000	766,050
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,581,290

Rhode Island 0.17%				425,169

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	135,000	135,192
Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	300,000	289,977

Tennessee 1.86%				4,690,275

Johnson City Health & Educational Facilities Board
Mountain States Health Alliance, Prerefunded to 7-1-12,
Series A	7.500	07/01/33	1,000,000	1,076,630
Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	3,613,645

Texas 10.21%				25,809,572

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	150,000	158,471
Brazos River Authority
TXU Energy Company, Series A AMT	7.700	04/01/33	2,500,000	750,325
Central Texas Regional Mobility Authority	6.000	01/01/41	2,000,000	1,909,480
Central Texas Regional Mobility Authority	6.250	01/01/46	1,000,000	956,210
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,111,928
Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08/01/24	1,500,000	1,518,300
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare, Series B	7.250	12/01/35	1,000,000	1,115,370
Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11/01/40	2,910,000	2,724,633
Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,500,000	1,517,775
Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08/01/20	975,000	1,054,482
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,204,840
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,150,000	1,146,803

6

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Texas (continued)

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	$1,000,000	$1,045,080
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	2,000,000	2,004,180
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	3,500,000	3,568,775
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	1,022,920

Virgin Islands 0.42%				1,058,570

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,058,570

Virginia 0.89%				2,255,480

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,255,480

Washington 0.41%				1,047,440

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,047,440

Wisconsin 0.30%				769,718

Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	769,718

Wyoming 0.38%				968,730

Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	968,730

Other 0.44%				1,101,570

Centerline Equity Issuer Trust (S)	6.000	05/15/19	1,000,000	1,101,570

Total investments (Cost $229,864,991)† 97.10%				$245,524,490

Other assets and liabilities, net 2.90%				$7,326,087

Total net assets 100.00%				$252,850,577

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	% of Total Investment

Assured Guaranty Corp.	0.99%
Assured Guaranty Municipal Corp	4.39%
CIFG Holding Ltd.	1.42%
National Public Finance Guarantee Corp	1.78%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

7

High Yield Municipal Bond Fund
As of 8-31-11 (Unaudited)

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $227,995,145. Net unrealized appreciation aggregated $17,529,345, of which $21,031,679 related to appreciated investment securities and $3,502,334 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 8-31-11:

General Obligation Bonds	2%
Revenue Bonds
Development	21%
Pollution	11%
Health Care	11%
Transportation	10%
Utilities	7%
Water & Sewer	6%
Airport	6%
Tobacco	5%
Education	4%
Facilities	1%
Other Revenue	16%

8

John Hancock High Yield Municipal Bond Fund
As of August 31, 2011 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q1 8/11
10/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	October 20, 2011